UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21852
Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Ultra Short Duration Municipal Bond Fund
Class A / USMBX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 48	0.47%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s yield curve allocation, which provided additional income and overweight allocations to housing and industrial development revenue bonds.
Security selection
| Selection in bonds rated AAA and in bonds 1-2 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds under one year and an overweight to not-rated bonds detracted from performance relative to the benchmark.
Security selection
| Selection in bonds rated AA, A and BBB as well as industrial development revenue and utility bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (a),(b)	3.75	1.33	1.07
Bloomberg 1 Year Municipal Bond Index	4.21	1.39	1.26
Bloomberg Municipal Bond Index	6.09	1.02	2.43
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 87,167,680
Total number of portfolio holdings	74
Management services fees (represents 0.21% of Fund average net assets)	$ 222,507
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets.
Derivatives
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined
by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings
assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	9.4%
Virginia	7.0%
Florida	5.7%
New Jersey	5.2%
Illinois	4.5%
Pennsylvania	4.3%
California	4.0%
Wisconsin	3.6%
South Carolina	3.5%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund
Advisor Class / USMDX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 34	0.33%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s yield curve allocation, which provided additional income and overweight allocations to housing and industrial development revenue bonds.
Security selection
| Selection in bonds rated AAA and in bonds 1-2 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds under one year and an overweight to not-rated bonds detracted from performance relative to the benchmark.
Security selection
| Selection in bonds rated AA, A and BBB as well as industrial development revenue and utility bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class (a),(b)	3.79	1.48	1.28
Bloomberg 1 Year Municipal Bond Index	4.21	1.39	1.26
Bloomberg Municipal Bond Index	6.09	1.02	2.43
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(b)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 87,167,680
Total number of portfolio holdings	74
Management services fees (represents 0.21% of Fund average net assets)	$ 222,507
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest
to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	9.4%
Virginia	7.0%
Florida	5.7%
New Jersey	5.2%
Illinois	4.5%
Pennsylvania	4.3%
California	4.0%
Wisconsin	3.6%
South Carolina	3.5%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain
changes
to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund
Institutional Class / USMEX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Ultra Short Duration Municipal Bond Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 34	0.33%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocations
| Positive contributions to the Fund’s performance relative to the benchmark were driven by the portfolio’s yield curve allocation, which provided additional income and overweight allocations to housing and industrial development revenue bonds.
Security selection
| Selection in bonds rated AAA and in bonds 1-2 years to maturity added to relative performance.
Top Performance Detractors
Allocations
| The Fund’s overweight to bonds under one year and an overweight to not-rated bonds detracted from performance relative to the benchmark.
Security selection
| Selection in bonds rated AA, A and BBB as well as industrial development revenue and utility bonds detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class (a),(b),(c)	3.89	1.50	1.29
Bloomberg 1 Year Municipal Bond Index	4.21	1.39	1.26
Bloomberg Municipal Bond Index	6.09	1.02	2.43
(a)
The returns shown for periods prior to January 26, 2022 (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of Advisor Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg Municipal Bond Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

(c)
The Fund’s performance prior to September 1, 2022 reflects returns achieved according to different principal investment strategies. If the Fund's current strategies had been in place for the prior periods, results shown may have been different. The Fund’s performance prior to January 21, 2022 reflects returns achieved by BMO Ultra Short Tax-Free Fund (the Predecessor Fund), a series of BMO Funds, Inc. The Predecessor Fund was managed by BMO Asset Management Corp.

Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 87,167,680
Total number of portfolio holdings	74
Management services fees (represents 0.21% of Fund average net assets)	$ 222,507
Portfolio turnover for the reporting period	36%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject
to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's, S&P and Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
New York	13.0%
Texas	9.4%
Virginia	7.0%
Florida	5.7%
New Jersey	5.2%
Illinois	4.5%
Pennsylvania	4.3%
California	4.0%
Wisconsin	3.6%
South Carolina	3.5%
Asset Categories
Credit Quality
Certain Fund Changes
This is a summary of certain changes to
the
Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
Effective August 1, 2024, the Fund amended its Prospectus’ Principal Investment Strategies to reflect that the Fund may enter into tender option bond (TOB) transactions and may invest in derivatives, such as floating rate municipal securities (floaters) and inverse floating rate municipal securities (inverse floaters) to add incremental income, futures (including interest rate and Treasury bond futures) to manage duration and hedge against changes in interest rates, and swaps, including Municipal Market Data Rate Locks (MMD Rate Locks) to manage duration and hedge against changes in interest rates. In addition, the Fund amended its Prospectus’ Principal Risks to include disclosure of the risks associated with investing in these instruments and derivatives generally.
Changes in and Disagreements with Accountants
In
November 2022
, Cohen & Company, Ltd. (Cohen), the Fund’s former independent registered public accounting firm, was dismissed and PricewaterhouseCoopers LLP was appointed. During such fiscal year and through the dismissal, there were no disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused the firm to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Ultra Short Duration Municipal Bond Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Duration Municipal Bond Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 4.3%
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 4.3%
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	4.000%	1,000,000	1,000,000
Subordinated Series 2018 (JPMorgan Chase Bank)
08/01/2042	4.000%	700,000	700,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	4.000%	2,000,000	2,000,000
Total			3,700,000
Total Floating Rate Notes (Cost $3,700,000)			3,700,000

Municipal Bonds 84.9%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Arizona 1.8%
Chandler Industrial Development Authority(c)
Revenue Bonds
Intel Corp. Project
Series 2022 (Mandatory Put 09/01/27)
09/01/2052	5.000%	1,000,000	1,029,252
City of Phoenix Civic Improvement Corp.(c)
Revenue Bonds
Series 2017A
07/01/2026	5.000%	500,000	517,679
Total			1,546,931
California 3.4%
State of California
Unlimited General Obligation Refunding Bonds
Various Purpose
Series 2018
10/01/2025	5.000%	2,880,000	2,954,788
Colorado 2.9%
City & County of Denver Airport System(c)
Revenue Bonds
Series 2022D
11/15/2024	5.000%	1,000,000	1,002,992
Subordinated Series 2023
11/15/2027	5.000%	1,000,000	1,052,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
E-470 Public Highway Authority(d)
Refunding Revenue Bonds
Series 2024B (Mandatory Put 09/01/26)
0.7 x SOFR + 0.750% 09/01/2039	4.321%	500,000	500,684
Total			2,556,632
Connecticut 2.9%
State of Connecticut Special Tax
Refunding Revenue Bonds
Transportation Infrastructure Purposes
Series 2014
09/01/2025	5.000%	2,500,000	2,504,131
District of Columbia 0.7%
District of Columbia Housing Finance Agency
Revenue Bonds
Faircliff Plaza East Apartments Project
Series 2022 (FHA) (Mandatory Put 12/01/25)
12/01/2026	5.000%	600,000	614,328
Florida 5.7%
County of Broward Airport System(c)
Revenue Bonds
Series 2019G (AMBAC)
10/01/2027	5.000%	1,000,000	1,051,046
County of Miami-Dade Seaport Department(c)
Refunding Revenue Bonds
Series 2023A
10/01/2025	5.000%	850,000	866,139
Greater Orlando Aviation Authority(c)
Prerefunded 10/01/27 Revenue Bonds
Subordinated Series 2017A
10/01/2030	5.000%	1,000,000	1,056,927
Greater Orlando Aviation Authority
Revenue Bonds
Series 2019A
10/01/2024	5.000%	1,000,000	1,001,338
Miami-Dade County Housing Finance Authority
Revenue Bonds
St. Mary Towers Apartments
Series 2024 (FHA HUD) (Mandatory Put 10/01/26)
04/01/2041	3.400%	1,000,000	1,000,685
Total			4,976,135
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 0.2%
Development Authority of Burke County (The)
Refunding Revenue Bonds
Georgia Power Company Plant Vogtle Project
Series 2024 (Mandatory Put 03/12/27)
11/01/2053	3.375%	150,000	151,051
Illinois 4.5%
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2024
12/15/2027	4.000%	840,000	868,792
State of Illinois
Unlimited General Obligation Refunding Bonds
Series 2022B
03/01/2026	5.000%	1,000,000	1,029,202
Village of Schaumburg
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2024	4.000%	2,000,000	2,004,591
Total			3,902,585
Iowa 2.4%
Iowa Finance Authority(c)
Revenue Bonds
Geno NW Iowa RNG, LLC Renewable Natural Gas Project
Series 2024 (Citibank NA) (Mandatory Put 04/01/26)
01/01/2042	3.875%	1,050,000	1,057,803
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	1,000,000	1,021,402
Total			2,079,205
Kentucky 2.9%
Kentucky Public Energy Authority(d)
Revenue Bonds
Series 2019A-2 (Mandatory Put 06/01/25)
0.7 x SOFR + 1.234% 12/01/2049	4.805%	2,500,000	2,506,226
Louisiana 2.9%
Louisiana Public Facilities Authority(c),(e)
Revenue Bonds
Elementus Minerals LLC Project
Series 2023 (Mandatory Put 11/01/25)
10/01/2043	5.000%	2,500,000	2,534,532
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.2%
State of Maryland Department of Transportation
Revenue Bonds
2nd Issue
Series 2018
10/01/2024	5.000%	1,000,000	1,001,741
Massachusetts 1.2%
Massachusetts Educational Financing Authority(c)
Revenue Bonds
Education Loan
Series 2014-I
01/01/2025	5.000%	1,000,000	1,005,104
Michigan 1.7%
Wayne County Airport Authority(c),(e)
Refunding Revenue Bonds
Detroit Metro Wayne County Airport
Series 2017
12/01/2025	4.000%	1,500,000	1,516,844
Nebraska 1.2%
Central Plains Energy Project(f)
Refunding Revenue Bonds
Series 2019 (Mandatory Put 08/01/25)
12/01/2049	4.000%	1,000,000	1,004,470
New Hampshire 2.0%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 07/01/25)
Muni Swap Index Yield + 0.375% 10/01/2033	4.500%	1,000,000	1,002,030
New Hampshire Health and Education Facilities Authority Act
Refunding Revenue Bonds
Series 2024B (Mandatory Put 08/03/27)
06/01/2040	3.300%	750,000	755,418
Total			1,757,448
New Jersey 5.2%
Camden County Improvement Authority (The)
Revenue Bonds
Northgate I Apartment Project
Series 2024 (FHA) (Mandatory Put 03/01/26)
03/01/2027	5.000%	975,000	1,002,698
City of Newark
Unlimited General Obligation Notes
BAN Series 2023B
09/27/2024	5.000%	500,000	500,303
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jersey City Municipal Utilities Authority
Revenue Notes
Sewer Projects
Series 2024B
05/01/2025	5.000%	1,500,000	1,515,254
New Jersey Higher Education Student Assistance Authority(c)
Revenue Bonds
Series 2023B
12/01/2025	5.000%	1,000,000	1,020,275
New Jersey Transportation Trust Fund Authority
Revenue Bonds
Series 2023AA
06/15/2025	5.000%	500,000	508,347
Total			4,546,877
New York 4.4%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2024
11/01/2027	5.000%	750,000	807,979
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2026	5.000%	2,000,000	2,063,393
Port Authority of New York & New Jersey(c)
Refunding Revenue Bonds
Series 2014-186
10/15/2026	5.000%	1,000,000	1,001,749
Total			3,873,121
North Carolina 1.4%
North Carolina Medical Care Commission
Revenue Bonds
Friends Home, Inc.
Series 2020B2
09/01/2025	2.300%	1,250,000	1,228,694
Ohio 1.0%
State of Ohio
Revenue Bonds
Series 2022-1
12/15/2025	5.000%	835,000	860,350
Oregon 1.7%
State of Oregon Department of Transportation
Prerefunded 11/15/24 Revenue Bonds
Series 2015A
11/15/2029	5.000%	1,485,000	1,490,836
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania 4.3%
Bethlehem Area School District Authority(d)
Refunding Revenue Bonds
Series 2021 (Mandatory Put 11/01/25)
0.7 x SOFR + 0.350% 01/01/2032	3.921%	1,780,000	1,772,488
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Series 2022B
12/01/2025	5.000%	400,000	411,818
Revenue Bonds
Subordinated Series 2017B-1
06/01/2025	5.000%	1,580,000	1,605,028
Total			3,789,334
Rhode Island 1.2%
Rhode Island Student Loan Authority(c)
Revenue Bonds
Series 2020A
12/01/2025	5.000%	1,000,000	1,020,890
South Carolina 3.5%
South Carolina Ports Authority(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	2,000,000	2,035,978
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2021A
12/01/2025	5.000%	1,000,000	1,023,462
Total			3,059,440
Tennessee 1.0%
Knoxville’s Community Development Corp.
Revenue Bonds
Austin Homes 1B Project
Series 2023 (FHA)
10/01/2024	4.250%	900,000	900,604
Texas 8.3%
City of Houston Combined Utility System
Refunding Revenue Bonds
First Lien
Subordinated Series 2024A
11/15/2025	5.000%	500,000	513,239
Clifton Higher Education Finance Corp.
Refunding Revenue Bonds
IDEA Public Schools
Series 2024
08/15/2027	5.000%	830,000	883,043
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Dallas Fort Worth International Airport
Refunding Revenue Bonds
Series 2023B
11/01/2024	5.000%	660,000	661,832
North Texas Tollway Authority
Refunding Revenue Bonds
First Tier
Series 2023A
01/01/2026	5.000%	1,000,000	1,031,606
Pharr San Juan Alamo Independent School District
Prerefunded 02/01/25 Unlimited General Obligation Bonds
Series 2015
02/01/2030	4.000%	1,450,000	1,455,998
Texas Home Collaborative
Revenue Bonds
1518 Apartments
Series 2023 (FHA) (Mandatory Put 10/01/26)
10/01/2041	5.000%	750,000	769,978
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2019
10/15/2025	5.000%	1,905,000	1,957,355
Total			7,273,051
Utah 2.3%
City of Salt Lake City Airport(c)
Revenue Bonds
Series 2018A
07/01/2025	5.000%	1,000,000	1,013,124
Utah Housing Corp.
Revenue Bonds
Moda Shoreline Apartments
Series 2022 (Mandatory Put 09/01/24)
09/01/2025	4.000%	1,000,000	1,000,000
Total			2,013,124
Virginia 7.0%
Fairfax County Redevelopment & Housing Authority(f)
Revenue Bonds
Dominion Square North Project
Series 2023 (Mandatory Put 01/01/28)
01/01/2045	5.000%	2,000,000	2,086,164
Virginia Housing Development Authority
Revenue Bonds
Series 2023E2 (Mandatory Put 07/01/25)
07/01/2055	3.900%	1,825,000	1,825,350
Virginia Port Authority Commonwealth Port Fund(c)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2030	5.000%	1,210,000	1,228,319
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(c)
Revenue Bonds
Pure Salmon Virginia LLC Project
Series 2023 (Mandatory Put 11/15/24)
11/01/2052	5.000%	1,000,000	1,000,363
Total			6,140,196
Washington 3.3%
City of Seattle Water System
Prerefunded 05/01/25 Revenue Bonds
Refunding & Improvement
Series 2015
05/01/2030	5.000%	1,100,000	1,114,208
King County School District No. 411 Issaquah
Unlimited General Obligation Refunding Bonds
Series 2022
12/01/2025	5.000%	600,000	617,751
Port of Seattle
Refunding Revenue Bonds
Private Activity
Series 2021
09/01/2025	5.000%	1,100,000	1,121,059
Total			2,853,018
Wisconsin 2.7%
State of Wisconsin
Unlimited General Obligation Refunding Bonds
Series 2022-4
05/01/2025	5.000%	750,000	761,943
Series 2024-2
05/01/2027	5.000%	1,500,000	1,597,496
Total			2,359,439
Total Municipal Bonds (Cost $73,711,641)			74,021,125

Municipal Short Term 8.0%
Issue Description	Yield	Principal Amount ($)	Value ($)
California 0.6%
California Municipal Finance Authority(c)
Revenue Bonds
Republic Services, Inc. Project
Series 2021 (Mandatory Put 01/01/25)
07/01/2051	4.140%	565,000	565,588
Mississippi 1.1%
Mississippi Business Finance Corp.(c)
Revenue Bonds
Waste Management, Inc. Project
Series 2019
03/01/2027	4.110%	1,000,000	1,003,210
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Municipal Short Term (continued)
Issue Description	Yield	Principal Amount ($)	Value ($)
New York 4.3%
Board of Cooperative Educational Service
Revenue Notes
RAN Series 2024
06/20/2025	3.840%	1,500,000	1,513,219
06/30/2025	3.710%	1,200,000	1,207,519
Oneonta City School District
Unlimited General Obligation Notes
BAN Series 2024
06/27/2025	3.290%	1,000,000	1,009,574
Total			3,730,312
Texas 1.1%
Mission Economic Development Corp.(c),(g)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2020 (Mandatory Put 12/02/24)
07/01/2040	1.000%	950,000	949,991
Wisconsin 0.9%
Two Rivers Public School District
Unlimited General Obligation Notes
Series 2024
09/30/2024	4.040%	750,000	750,566
Total Municipal Short Term (Cost $6,980,000)			6,999,667

Money Market Funds 3.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 2.925%(h)	2,594,518	2,594,777
Total Money Market Funds (Cost $2,594,518)		2,594,777
Total Investments in Securities (Cost $86,986,159)		87,315,569
Other Assets & Liabilities, Net		(147,889)
Net Assets		$87,167,680
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of August 31, 2024.

(c)	Income from this security may be subject to alternative minimum tax.
(d)	Variable rate security. The interest rate shown was the current rate as of August 31, 2024.
(e)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $4,051,376, which represents 4.65% of total net assets.

(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of August 31, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2024.
Abbreviation Legend
AMBAC	Ambac Assurance Corporation
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
HUD	U.S. Department of Housing and Urban Development
RAN	Revenue Anticipation Note
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	3,700,000	—	3,700,000
Municipal Bonds	—	74,021,125	—	74,021,125
Municipal Short Term	—	6,999,667	—	6,999,667
Money Market Funds	2,594,777	—	—	2,594,777
Total Investments in Securities	2,594,777	84,720,792	—	87,315,569
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $86,986,159)	$87,315,569
Receivable for:
Capital shares sold	226,142
Dividends	3,305
Interest	1,027,633
Expense reimbursement due from Investment Manager	557
Prepaid expenses	3,142
Total assets	88,576,348
Liabilities
Due to custodian	473
Payable for:
Investments purchased on a delayed delivery basis	950,000
Capital shares redeemed	173,513
Distributions to shareholders	245,580
Management services fees	500
Distribution and/or service fees	12
Transfer agent fees	7,184
Compensation of board members	1,210
Other expenses	16,976
Deferred compensation of board members	13,220
Total liabilities	1,408,668
Net assets applicable to outstanding capital stock	$87,167,680
Represented by
Paid in capital	89,773,939
Total distributable earnings (loss)	(2,606,259)
Total - representing net assets applicable to outstanding capital stock	$87,167,680
Class A
Net assets	$3,477,653
Shares outstanding	346,516
Net asset value per share	$10.04
Advisor Class
Net assets	$81,162,776
Shares outstanding	8,096,840
Net asset value per share	$10.02
Institutional Class
Net assets	$2,527,251
Shares outstanding	251,755
Net asset value per share	$10.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$72,223
Interest	3,433,355
Total income	3,505,578
Expenses:
Management services fees	222,507
Distribution and/or service fees
Class A	5,315
Transfer agent fees
Class A	2,235
Advisor Class	56,993
Institutional Class	1,489
Institutional 3 Class	2
Custodian fees	1,455
Printing and postage fees	10,788
Registration fees	63,698
Accounting services fees	30,993
Legal fees	12,246
Interest on interfund lending	260
Compensation of chief compliance officer	23
Compensation of board members	11,797
Deferred compensation of board members	4,405
Other	9,910
Total expenses	434,116
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(77,035)
Expense reduction	(20)
Total net expenses	357,061
Net investment income	3,148,517
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(184,250)
Net realized loss	(184,250)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,064,120
Net change in unrealized appreciation (depreciation)	1,064,120
Net realized and unrealized gain	879,870
Net increase in net assets resulting from operations	$4,028,387
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$3,148,517	$4,608,259
Net realized loss	(184,250)	(1,347,001)
Net change in unrealized appreciation (depreciation)	1,064,120	1,433,241
Net increase in net assets resulting from operations	4,028,387	4,694,499
Distributions to shareholders
Net investment income and net realized gains
Class A	(113,908)	(122,725)
Advisor Class	(3,083,404)	(4,423,029)
Institutional Class	(78,229)	(68,543)
Institutional 3 Class	(233)	(280)
Total distributions to shareholders	(3,275,774)	(4,614,577)
Decrease in net assets from capital stock activity	(44,883,016)	(147,309,527)
Total decrease in net assets	(44,130,403)	(147,229,605)
Net assets at beginning of year	131,298,083	278,527,688
Net assets at end of year	$87,167,680	$131,298,083

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	2,997	30,000	136,063	1,357,615
Distributions reinvested	11,402	113,893	11,868	118,411
Shares redeemed	(91,693)	(917,278)	(545,836)	(5,452,382)
Net decrease	(77,294)	(773,385)	(397,905)	(3,976,356)
Advisor Class
Shares sold	2,802,113	27,925,430	6,578,796	65,547,289
Distributions reinvested	154,703	1,543,570	159,871	1,593,636
Shares redeemed	(7,547,803)	(75,323,355)	(21,044,492)	(209,960,794)
Net decrease	(4,590,987)	(45,854,355)	(14,305,825)	(142,819,869)
Institutional Class
Shares sold	192,676	1,921,030	493,280	4,907,505
Distributions reinvested	561	5,603	965	9,629
Shares redeemed	(17,003)	(170,035)	(544,459)	(5,430,436)
Net increase (decrease)	176,234	1,756,598	(50,214)	(513,302)
Institutional 3 Class
Shares redeemed	(1,192)	(11,874)	—	—
Net decrease	(1,192)	(11,874)	—	—
Total net decrease	(4,493,239)	(44,883,016)	(14,753,944)	(147,309,527)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2022 and thereafter, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$9.97	0.28	0.09	0.37	(0.30)	(0.30)
Year Ended 8/31/2023	$9.98	0.20	0.00 (f)	0.20	(0.21)	(0.21)
Year Ended 8/31/2022	$10.11	0.06	(0.13)	(0.07)	(0.06)	(0.06)
Year Ended 8/31/2021(h)	$10.09	0.04	0.02	0.06	(0.04)	(0.04)
Year Ended 8/31/2020	$10.09	0.09	0.01	0.10	(0.10)	(0.10)
Advisor Class
Year Ended 8/31/2024	$9.96	0.30	0.07	0.37	(0.31)	(0.31)
Year Ended 8/31/2023	$9.97	0.22	0.00 (f)	0.22	(0.23)	(0.23)
Year Ended 8/31/2022(i)	$10.10	0.07	(0.13)	(0.06)	(0.07)	(0.07)
Year Ended 8/31/2021(h)	$10.08	0.06	0.03	0.09	(0.07)	(0.07)
Year Ended 8/31/2020	$10.09	0.13	(0.01)	0.12	(0.13)	(0.13)
Institutional Class
Year Ended 8/31/2024	$9.97	0.30	0.08	0.38	(0.31)	(0.31)
Year Ended 8/31/2023	$9.98	0.22	(0.01)(j)	0.21	(0.22)	(0.22)
Year Ended 8/31/2022(k)	$10.07	0.07	(0.10)	(0.03)	(0.06)	(0.06)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Total net expenses include the impact of certain fee waivers/expense reimbursements made by BMO Asset Management Corp, and certain of its affiliates, if applicable, for the account periods prior to the closing of the Reorganization, which occurred on January 21, 2022.

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
(g)	Ratios include line of credit interest expense which is less than 0.01%.
(h)	Net investment income (loss) per share calculated using the average shares method.
(i)	Redemption fees consisted of per share amounts less than $0.01.
(j)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

(k)	Institutional Class shares commenced operations on January 26, 2022. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b),(c)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$10.04	3.75%	0.55% (d)	0.47% (d),(e)	2.85%	36%	$3,478
Year Ended 8/31/2023	$9.97	2.03%	0.50% (d)	0.48% (d),(e)	2.02%	82%	$4,224
Year Ended 8/31/2022	$9.98	(0.74% )	0.56% (d),(g)	0.48% (d),(g)	0.57%	104%	$8,199
Year Ended 8/31/2021 (h)	$10.11	0.59%	0.64%	0.55%	0.40%	137%	$11,463
Year Ended 8/31/2020	$10.09	1.06%	0.63%	0.55%	1.05%	267%	$12,998
Advisor Class
Year Ended 8/31/2024	$10.02	3.79%	0.40% (d)	0.33% (d),(e)	2.98%	36%	$81,163
Year Ended 8/31/2023	$9.96	2.18%	0.35% (d)	0.34% (d),(e)	2.18%	82%	$126,309
Year Ended 8/31/2022 (i)	$9.97	(0.56% )	0.38% (d),(g)	0.29% (d),(g)	0.72%	104%	$269,063
Year Ended 8/31/2021 (h)	$10.10	0.85%	0.39%	0.30%	0.64%	137%	$565,485
Year Ended 8/31/2020	$10.08	1.21%	0.38%	0.30%	1.28%	267%	$523,605
Institutional Class
Year Ended 8/31/2024	$10.04	3.89%	0.41% (d)	0.33% (d),(e)	3.03%	36%	$2,527
Year Ended 8/31/2023	$9.97	2.17%	0.35% (d)	0.35% (d),(e)	2.24%	82%	$753
Year Ended 8/31/2022 (k)	$9.98	(0.33% )	0.31% (d),(g)	0.27% (d),(g)	1.14%	104%	$1,254
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Ultra Short Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class and Institutional Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Institutional 3 Class shares of the Fund. Effective on March 11, 2024, Institutional 3 Class shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Institutional 3 Class shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares. As a result of Institutional 3 Class shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a transfer agency fee for Institutional 3 Class shares.
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.06
Institutional Class	0.06
Institutional 3 Class	0.01 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $20.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund. The Fund pays the distribution and/or shareholder services fees for Class A up to the point where the Distributor’s expenses are fully recovered.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the underlying funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	January 1, 2024 through December 31, 2024 (%)	Prior to January 1, 2024 (%)
Class A	0.47	0.51
Advisor Class	0.32	0.36
Institutional Class	0.32	0.36
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings,
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Prior to January 1, 2024, expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds) were excluded with the waivers and/or expense reimbursement arrangement. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The Fund did not have any permanent differences; therefore, no reclassifications were made.
The tax character of distributions paid during the years indicated was as follows:
Year Ended August 31, 2024				Year Ended August 31, 2023
Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Tax-exempt income ($)	Long-term capital gains ($)	Total ($)
552	3,275,222	—	3,275,774	8,451	4,606,126	—	4,614,577
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed tax- exempt income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
—	395,263	—	(3,072,133)	329,410
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
86,986,159	377,925	(48,515)	329,410
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(1,023,909)	(2,048,224)	(3,072,133)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $35,816,555 and $79,739,311, respectively, for the year ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,600,000	5.86	1
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At August 31, 2024, one unaffiliated shareholder of record owned 68.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust II and Shareholders of Columbia Ultra Short Duration Municipal Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Ultra Short Duration Municipal Bond Fund (one of the funds constituting Columbia Funds Series Trust II, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the two years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund (i) as of and for the year ended August 31, 2022 and the financial highlights for the year or period indicated therein ended August 31, 2022 (not presented herein, other than the financial highlights) and (ii) as of and for the year ended August 31, 2021 and the financial highlights for each of the two years in the period ended on or prior to August 31, 2021 (not presented herein, other than the financial highlights) were audited by other auditors whose reports dated October 25, 2022 and October 27, 2021, respectively, expressed unqualified opinions on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian and transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Exempt- interest dividends
99.98%
Exempt-interest dividends. The percentage of net investment income distributed during the fiscal year that qualifies as exempt-interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.
 Change in Independent Registered Public
Accounting Firm
At a meeting held on November 4, 2022, the Board of Trustees of Columbia Funds Series Trust II (the "Trust"), of which the Fund is a series, upon recommendation of the Audit Committee, approved and appointed PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund for the fiscal year ending August 31, 2023. Effective November 16, 2022 (the "Dismissal Date"), Cohen & Company, Ltd. ("Cohen"), the independent registered public accounting firm for the Fund’s fiscal year ended August 31, 2022, was dismissed.
Cohen’s report on the financial statements of the Fund as of and for the fiscal year ended August 31, 2022 contained no adverse opinion or disclaimer of opinion and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year and through the Dismissal Date, there were no: (1) disagreements between the Fund and Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to Cohen’s satisfaction, would have caused them to make reference to the subject matter of the disagreement in connection with their reports on the Fund’s financial statements for such period, or (2) reportable events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
During the fiscal year ended August 31, 2022, neither the Fund, nor anyone on its behalf, consulted PwC regarding: (1) the application of accounting principles to a specified transaction, either completed or proposed, (2) the type of audit opinion that might be rendered on the Fund’s financial statements, or (3) any matter that was either the subject of a disagreement or a reportable event, as such terms are described in Item 304(a)(1)(v) of Regulation S-K of the Securities Exchange Act of 1934, as amended.
Neither the Trust, nor anyone on its behalf, consulted with PwC regarding the Fund, during the fiscal year ended August 31, 2022 and through the Dismissal Date, on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K under the Securities Exchange Act of 1934, as amended) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Ultra Short Duration Municipal Bond Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Columbia Ultra Short Duration Municipal Bond Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Ultra Short Duration Municipal Bond Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN320_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Changes in and disagreements with accountants for Open-End Management Investment Companies (as set forth in 17 CFR 229.304) is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024